Schedule 1 - Condensed Financial Statements of the Company (Details) - Condensed Balance Sheet (Parentheticals)	Dec. 31, 2015 ¥ / shares shares	Dec. 31, 2015 $ / shares shares	Dec. 31, 2014 ¥ / shares shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, shares authorized	10,000,000,000	10,000,000,000	10,000,000,000
Ordinary shares, value per share (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 0.001	$ 0.001	¥ 0.001
Ordinary shares, shares issued	1,155,059,526	1,155,059,526	1,150,565,906
Ordinary shares, shares outstanding	1,155,059,526	1,155,059,526	1,150,565,906
Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, shares authorized	10,000,000,000	10,000,000,000	10,000,000,000
Ordinary shares, value per share (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 0.001	$ 0.001	¥ 0.001
Ordinary shares, shares issued	1,155,059,526	1,155,059,526	1,150,565,906
Ordinary shares, shares outstanding	1,155,059,526	1,155,059,526	1,150,565,906